Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Balance Sheets
Condensed Financial Information of the Parent Company
BALANCE SHEETS

		As of
	December 31, 2019	December 31, 2020
	RMB	RMB	US$(Note2(e))
ASSETS
Current assets:
Cash and cash equivalents	148,279,138	1,932,747	296,206
Short-term investments	498,100,680	—	—
Prepayments and other current assets	8,030,839	3,618,939	554,627
Total current assets	654,410,657	5,551,686	850,833
Other non-current assets	6,251,505	4,266,143	653,815
Total non-current assets	6,251,505	4,266,143	653,815

Total assets	660,662,162	9,817,829	1,504,648

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	2,640,434	2,510,911	384,814

Non-current liabilities:
Convertible loan	1,218,905,676	1,174,867,883	180,056,381
Other non-current liabilities	7,212,463	4,255,931	652,250
Payables to subsidiaries and VIEs	133,385,543	108,957,614	16,698,485
Total non-current liabilities	1,359,503,682	1,288,081,428	197,407,116

Total liabilities	1,362,144,116	1,290,592,339	197,791,930
Shareholders’ deficit:
Class A ordinary shares (US$0.0001 par value, 50,000,000 shares authorized as of December 31, 2019 and 2020; 40,812,245 shares and 42,812,245 issued as of December 31, 2019 and 2020, 32,176,825shares and 35,321,611 shares outstanding as of December 31, 2019 and 2020)	20,260	22,426	3,437
Class B ordinary shares (US$0.0001 par value; 34,248,442 shares authorized as of December 31, 2019 and 2020; 32,937,193 shares issued and outstanding as of December 31, 2019 and 2020)	24,391	24,391	3,738
Additional paid-in capital	4,321,100,861	4,784,314,735	733,228,312
Treasury stock (US$0.0001 par value; 8,635,420 and 7,490,634 shares as of December 31, 2019 and December 31, 2020, respectively)	(142,228,779)	(142,228,779)	(21,797,514)
Accumulated other comprehensive loss	(17,934,525)	84,319,590	12,922,543
Accumulated deficit	(4,862,464,162)	(6,007,226,873)	(920,647,797)

Total shareholders’ deficit	(701,481,954)	(1,280,774,510)	(196,287,281)

Total liabilities and shareholders’ deficit	660,662,162	9,817,829	1,504,649

Statements of Comprehensive Loss
STATEMENTS OF COMPREHENSIVE LOSS

		Year ended	December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$(Note 2 (e))
Operating expenses:
General and administrative	(959,590,151)	(287,026,788)	(471,730,407)	(72,295,848)

Total operating expenses	(959,590,151)	(287,026,788)	(471,730,407)	(72,295,848)

Loss from operations	(959,590,151)	(287,026,788)	(471,730,407)	(72,295,848)

Investment income	3,098,150	—	—	—
Interest income	23,805,861	44,271,057	2,819,127	432,050
Interest expense	—	(26,878,316)	(36,773,704)	(5,635,817)
Foreign exchange related gains, net	—	—	(6,920)	(1,061)
Other income/(expenses), net	—	—	(41,744)	(6,398)
Loss from subsidiaries and VIEs	(1,009,885,547)	(2,419,046,658)	(598,705,193)	(91,755,584)

Loss before provision for income taxes	(1,942,571,687)	(2,688,680,705)	(1,104,438,841)	(169,262,658)
Provision for income taxes	—	—	—	—

Net loss	(1,942,571,687)	(2,688,680,705)	(1,104,438,841)	(169,262,658)

Accretion to convertible redeemable preferred shares redemption value	(101,806,743)	—	—	—
Accretion to redemption value of convertible redeemable preferred shares of a subsidiary	(978,201)	(20,548,032)	(48,276,771)	(7,398,739)
Gains on repurchase of convertible redeemable preferred Shares	18,332,152	—	—	—
Gains on repurchase of convertible redeemable preferred shares of a subsidiary	—	—	14,841,680	2,274,587
Deemed dividend to preferred shareholders	(1,916,871)	—	—	—
Net loss attributable to ordinary shareholders	(2,028,941,350)	(2,709,228,737)	(1,137,873,932)	(174,386,810)

Net loss	(1,942,571,687)	(2,688,680,705)	(1,104,438,841)	(169,262,658)
Foreign currency translation adjustment, net of nil tax	(16,453,526)	(1,505,650)	102,254,115	15,671,129

Comprehensive loss	(1,959,025,213)	(2,690,186,355)	(1,002,184,726)	(153,591,529)

Statements of Cash Flows
STATEMENTS OF CASH FLOWS

	2018	2019	2020
	RMB	RMB	RMB	US$(Note 2 (e))
Cash flows provided by/(used in) operating activities	23,710,900	39,182,532	(354,228)	(54,288)
Cash flows used in investing activities	(591,572,091)	(3,327,606,050)	(10,007,458)	(15,593,371)
Cash flows provided by/(used in) financing activities	2,206,005,176	1,397,381,828	(135,744,000)	(1,533,710)
Effect of exchange rate changes on cash	118,146,408	15,905,018	(240,705)	(36,890)

Net increase in cash and cash equivalents	1,756,290,393	(1,875,136,672)	(146,346,391)	(22,428,566)
Cash and cash equivalents, beginning of year	267,125,417	2,023,415,810	148,279,138	22,724,772

Cash and cash equivalents, end of year	2,023,415,810	148,279,138	1,932,747	296,206